Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	Alberton Acquisition Corp
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 6
Entity Central Index Key	0001748621
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8